Financial instruments and financial risk management - Financial assets and liabilities that are denominated in CAD (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Financial instruments and financial risk management
Financial assets and liabilities	$ (333,924)	$ (1,272,527)
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets and liabilities	590,760	889,739
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	74,968	80,697
Receivables
Financial instruments and financial risk management
Financial assets and liabilities	100,802	180,632
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(905,243)	(1,511,194)
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (195,211)	$ (912,401)